Changes in significant accounting policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in significant accounting policies
5	Changes in significant accounting policies

IFRS 9 “Financial Instruments” sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 “Financial Instruments: Recognition and Measurement”.

The Group has applied this new standard from January 1, 2018 (date of initial application), but has elected not to restate comparative information, which continues to be reported under previous Italian GAAP (see note 43.2 (iii)(b)), and not to apply the new requirements for hedging accounting. Therefore, the cumulative effect of adopting IFRS 9 has been recognised as an adjustment to the opening balance of retained earnings as at January 1, 2018.

As a result of the adoption of IFRS 9, the Group has adopted consequential amendments to IAS 1 “Presentation of Financial Statements”, which require impairment of financial assets to be presented in a separate line item in the statement of profit or loss and OCI. Previously, the Group’s approach was to include the impairment of trade receivables in selling expenses. Consequently, the Group reclassified impairment losses amounting to 1,475, recognised under previous Italian GAAP, from

“selling expenses” to “impairment loss on trade receivables” in the consolidated statement of profit or loss for the year ended December 31, 2017.

Further, as a result of the adoption of IFRS 9, the Group has recognised additional impairment on the Group’s trade receivables of 37, which resulted in a decrease for the same amount in trade receivables and retained earnings as at January 1, 2018 (tax effect has been considered and it is nil).

Additionally, the Group has adopted consequential amendments to IFRS 7 “Financial Instruments: Disclosures” that are applied to disclosures about 2018 but have not been generally applied to comparative information.

(i) Classification and measurement of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value to other comprehensive income (FVOCI) and fair value to profit and loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

The adoption of IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial liabilities and derivative financial instruments.

For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see notes 4 (l), 4(m), 4(n), 4(o), 4(p) and 4(s).

The following table shows the original measurement categories under previous Italian GAAP and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at January 1, 2018.

	Original classification under previsious GAAP	New classification under IFRS 9	Original carrying amount under previous GAAP	New carrying amount under IFRS 9

Financial assets
Other non-current receivables	Amortised cost	Amortised cost	1,402	1,402
Trade receivables	Amortised cost	Amortised cost	37,549	37,512
Other current receivables	Amortised cost	Amortised cost	12,910	12,910
Cash and cash equivalents	Amortised cost	Amortised cost	55,035	55,035
Gains on derivative financial instruments	FVTPL	FVTPL	339	339

Total financial assets			107,235	107,198

Financial liabilities
Long-term borrowings	Amortised cost	Amortised cost	25,717	25,717
Bank overdraft and short-term borrowings	Amortised cost	Amortised cost	25,967	25,967
Trade payables	Amortised cost	Amortised cost	76,035	76,035
Other payables	Amortised cost	Amortised cost	27,587	27,587
Losses on derivative financial instruments	FVTPL	FVTPL	267	267

Total financial liabilities			155,573	155,573

As shown in the above table, the only effect of adopting IFRS 9 is on the carrying amount of trade receivables as at January 1, 2018, due solely to the new impairment requirements.

(ii) Impairment of financial assets

IFRS 9 replaces the “incurred loss” model in IAS 39 with an “expected credit loss” (ECL) model. The new impairment model applies to financial assets measured at amortised cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognised earlier than under IAS 39 (see note 4(n)). For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile.

The Group has determined that the application of IFRS 9’s impairment requirements as at January 1, 2018 results in an additional accrual of 37 for impairment of the trade receivables. Therefore, the allowance for impairment of trade receivables has changed from 10,775 to 10,812 as at January 1, 2018.

(iii) Hedge accounting

At the date of initial application, all of the Group’s existing forward exchange contracts were not eligible to be treated as hedging relationships, since hedge effectiveness is not constantly monitored (see note 27). This approach is consistent with previous Italian GAAP. Changes in the fair value of derivatives are therefore recognised in profit or loss.